SUBSEQUENT EVENTS (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified			1 Months Ended		1 Months Ended				6 Months Ended	1 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jul. 31, 2013 Subsequent Event [Member]	Jun. 26, 2013 Amended and Restated Articles [Member]	Jul. 31, 2013 Messrs. Madar [Member] Subsequent Event [Member]	Jul. 31, 2013 Shaffir [Member] Subsequent Event [Member]	Jul. 31, 2013 Mr. Novik [Member] Subsequent Event [Member]	Jun. 26, 2013 Merger Agreement [Member]	Jun. 30, 2013 Merger Agreement [Member]	Jun. 26, 2013 Merger Agreement [Member] Common Stock [Member]	Jun. 26, 2013 Merger Agreement [Member] Subsequent Event [Member]	Jul. 31, 2013 New Officer Agreements [Member] Subsequent Event [Member]	Jul. 31, 2013 New Officer Agreements [Member] Dr. Polat [Member] Subsequent Event [Member]	Jul. 31, 2013 New Officer Agreements [Member] Messrs. Madar [Member] Subsequent Event [Member]	Jul. 31, 2013 New Officer Agreements [Member] Shaffir [Member] Subsequent Event [Member]	Jun. 26, 2013 Incentive Compensation Plan 2013 [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholders Equity Note, Changes in Capital Structure, Subsequent Changes to Number of Common Shares									40,000,000		40,000,000
Shares Issued, Price Per Share									$ 0.001		$ 0.001
Stockholders Equity, Reverse Stock Split								7.5-for-1	7.5-for-1
Conversion of Stock, Shares Issued										7,523,504	9,019,872
Common Stock, Shares Authorized	200,000,000	200,000,000		200,000,000
Preferred Stock, Shares Authorized	20,000,000	20,000,000		20,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001		$ 0.001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							150,000						350,000	150,000	50,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross					200,000	300,000	300,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																14,000,000
Percentage of Shares Held by Former Stock Holders								80.00%
Stock Units Issued In Private Placement			2,490,000
Stock Units Issued In Private Placement Price Per Unit			1.25
Stock Units Description			each of which comprised one share of Common Stock and one five-year warrant (each, a “Warrant”) to purchase one share of Common Stock at an exercise price of $1.25 per share (each, a “Warrant Share”).
Proceeds From Issuance of Stock Units			$ 3,113
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 1.25					$ 1.25
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							12 months